Distribution Date:	10/20/25	Benchmark 2022-B32 Mortgage Trust
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2022-B32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Attention: Kunal K. Singh		US_CMBS_Notice@jpmorgan.com
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Additional Information	6
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Bond / Collateral Reconciliation - Cash Flows	7				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	8		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	9-13	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	14-15		Executive Vice President – Division Head		NoticeAdmin@midlandls.com
Mortgage Loan Detail (Part 2)	16-17		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	18	Special Servicer	KeyBank National Association
Historical Detail	19		Attention: Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
Delinquency Loan Detail	20		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Collateral Stratification and Historical Detail	21	Representations Reviewer
Specially Serviced Loan Detail - Part 1	22		Attention: Transaction Manager		notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 2	23		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Directing Certificateholder	ECMBS LLC
Interest Shortfall Detail - Collateral Level	27
			-
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08163NBE4	1.807800%	6,410,000.00	2,644,257.36	116,211.44	3,983.57	0.00	0.00	120,195.01	2,528,045.92	30.06%	30.00%
A-2	08163NBF1	3.072500%	162,053,000.00	162,053,000.00	0.00	414,923.20	0.00	0.00	414,923.20	162,053,000.00	30.06%	30.00%
A-2A1	08163NAA3	3.072500%	265,000,000.00	265,000,000.00	0.00	678,510.42	0.00	0.00	678,510.42	265,000,000.00	30.06%	30.00%
A-3	08163NBG9	3.041600%	253,574,000.00	253,574,000.00	0.00	642,725.57	0.00	0.00	642,725.57	253,574,000.00	30.06%	30.00%
A-4	08163NBH7	2.742100%	92,000,000.00	92,000,000.00	0.00	210,227.67	0.00	0.00	210,227.67	92,000,000.00	30.06%	30.00%
A-5	08163NBJ3	3.001900%	383,182,000.00	383,182,000.00	0.00	958,561.70	0.00	0.00	958,561.70	383,182,000.00	30.06%	30.00%
A-SB	08163NBK0	2.955200%	18,046,000.00	18,046,000.00	0.00	44,441.28	0.00	0.00	44,441.28	18,046,000.00	30.06%	30.00%
A-S	08163NBN4	3.409954%	179,147,000.00	179,147,000.00	0.00	509,069.24	0.00	0.00	509,069.24	179,147,000.00	19.41%	19.38%
B	08163NBP9	3.202100%	82,197,000.00	82,197,000.00	0.00	219,335.84	0.00	0.00	219,335.84	82,197,000.00	14.52%	14.50%
C	08163NBQ7	3.453654%	69,551,000.00	69,551,000.00	0.00	200,170.93	0.00	0.00	200,170.93	69,551,000.00	10.39%	10.38%
D	08163NAL9	2.000000%	44,260,000.00	44,260,000.00	0.00	73,766.67	0.00	0.00	73,766.67	44,260,000.00	7.76%	7.75%
E	08163NAN5	2.000000%	21,076,000.00	21,076,000.00	0.00	48,127.23	0.00	0.00	48,127.23	21,076,000.00	6.50%	6.50%
F	08163NAQ8	2.020854%	18,969,000.00	18,969,000.00	0.00	99,719.72	0.00	0.00	99,719.72	18,969,000.00	5.38%	5.38%
G	08163NAS4	2.020854%	18,968,000.00	18,968,000.00	0.00	41,596.00	0.00	0.00	41,596.00	18,968,000.00	4.25%	4.25%
H	08163NAU9	2.020854%	16,861,000.00	16,861,000.00	0.00	0.00	0.00	0.00	0.00	16,861,000.00	3.25%	3.25%
J	08163NAW5	2.020854%	16,861,000.00	16,861,000.00	0.00	0.00	0.00	0.00	0.00	16,861,000.00	2.24%	2.25%
K*	08163NAY1	2.020854%	37,937,940.00	37,721,082.73	0.00	0.00	0.00	0.00	0.00	37,721,082.73	0.00%	0.00%
S	08163NBA2	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08163NBC8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	08163NBS3	3.520854%	37,252,097.00	37,164,106.48	2,567.55	108,380.91	0.00	0.00	110,948.46	37,161,538.93	0.00%	0.00%
RR Interest	N/A	3.520854%	51,489,637.00	51,368,017.00	3,548.85	149,803.47	0.00	0.00	153,352.32	51,364,468.15	0.00%	0.00%
Regular SubTotal			1,774,834,774.00	1,770,642,463.57	122,327.84	4,403,343.42	0.00	0.00	4,525,671.26	1,770,520,135.73

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-A	08163NBL8	0.455946%	1,359,412,000.00	1,355,646,257.36	0.00	515,084.87	0.00	0.00	515,084.87	1,355,530,045.92
X-B	08163NBM6	0.203459%	151,748,000.00	151,748,000.00	0.00	25,728.73	0.00	0.00	25,728.73	151,748,000.00
X-D	08163NAC9	1.520854%	65,336,000.00	65,336,000.00	0.00	82,805.45	0.00	0.00	82,805.45	65,336,000.00
X-FG	08163NAE5	1.500000%	37,937,000.00	37,937,000.00	0.00	47,421.25	0.00	0.00	47,421.25	37,937,000.00
X-H	08163NAG0	1.500000%	16,861,000.00	16,861,000.00	0.00	21,076.25	0.00	0.00	21,076.25	16,861,000.00
X-NR	08163NAJ4	1.500000%	54,798,940.00	54,582,082.73	0.00	68,227.60	0.00	0.00	68,227.60	54,582,082.73
Notional SubTotal			1,686,092,940.00	1,682,110,340.09	0.00	760,344.15	0.00	0.00	760,344.15	1,681,994,128.65

Deal Distribution Total					122,327.84	5,163,687.57	0.00	0.00	5,286,015.41

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08163NBE4	412.52064899	18.12970983	0.62146178	0.00000000	0.00000000	0.00000000	0.00000000	18.75117161	394.39093916
A-2	08163NBF1	1,000.00000000	0.00000000	2.56041665	0.00000000	0.00000000	0.00000000	0.00000000	2.56041665	1,000.00000000
A-2A1	08163NAA3	1,000.00000000	0.00000000	2.56041668	0.00000000	0.00000000	0.00000000	0.00000000	2.56041668	1,000.00000000
A-3	08163NBG9	1,000.00000000	0.00000000	2.53466669	0.00000000	0.00000000	0.00000000	0.00000000	2.53466669	1,000.00000000
A-4	08163NBH7	1,000.00000000	0.00000000	2.28508337	0.00000000	0.00000000	0.00000000	0.00000000	2.28508337	1,000.00000000
A-5	08163NBJ3	1,000.00000000	0.00000000	2.50158332	0.00000000	0.00000000	0.00000000	0.00000000	2.50158332	1,000.00000000
A-SB	08163NBK0	1,000.00000000	0.00000000	2.46266652	0.00000000	0.00000000	0.00000000	0.00000000	2.46266652	1,000.00000000
A-S	08163NBN4	1,000.00000000	0.00000000	2.84162861	0.00000000	0.00000000	0.00000000	0.00000000	2.84162861	1,000.00000000
B	08163NBP9	1,000.00000000	0.00000000	2.66841661	0.00000000	0.00000000	0.00000000	0.00000000	2.66841661	1,000.00000000
C	08163NBQ7	1,000.00000000	0.00000000	2.87804532	0.00000000	0.00000000	0.00000000	0.00000000	2.87804532	1,000.00000000
D	08163NAL9	1,000.00000000	0.00000000	1.66666674	0.00000000	0.00000000	0.00000000	0.00000000	1.66666674	1,000.00000000
E	08163NAN5	1,000.00000000	0.00000000	2.28350873	(0.61684191)	0.00000000	0.00000000	0.00000000	2.28350873	1,000.00000000
F	08163NAQ8	1,000.00000000	0.00000000	5.25698350	(3.57293795)	0.00000000	0.00000000	0.00000000	5.25698350	1,000.00000000
G	08163NAS4	1,000.00000000	0.00000000	2.19295656	(0.50891132)	3.06402678	0.00000000	0.00000000	2.19295656	1,000.00000000
H	08163NAU9	1,000.00000000	0.00000000	0.00000000	1.68404543	5.25698357	0.00000000	0.00000000	0.00000000	1,000.00000000
J	08163NAW5	1,000.00000000	0.00000000	0.00000000	1.68404543	5.25698357	0.00000000	0.00000000	0.00000000	1,000.00000000
K	08163NAY1	994.28389443	0.00000000	0.00000000	1.67441906	10.49104933	0.00000000	0.00000000	0.00000000	994.28389443
S	08163NBA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08163NBC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR	08163NBS3	997.63797136	0.06892364	2.90939085	0.01772437	0.37708401	0.00000000	0.00000000	2.97831448	997.56904772
RR Interest	N/A	997.63797131	0.06892358	2.90939068	0.01772434	0.37708423	0.00000000	0.00000000	2.97831426	997.56904773

Notional Certificates
X-A	08163NBL8	997.22987392	0.00000000	0.37890269	0.00000000	0.00000000	0.00000000	0.00000000	0.37890269	997.14438737
X-B	08163NBM6	1,000.00000000	0.00000000	0.16954906	0.00000000	0.00000000	0.00000000	0.00000000	0.16954906	1,000.00000000
X-D	08163NAC9	1,000.00000000	0.00000000	1.26737863	0.00000000	0.00000000	0.00000000	0.00000000	1.26737863	1,000.00000000
X-FG	08163NAE5	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-H	08163NAG0	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-NR	08163NAJ4	996.04267400	0.00000000	1.24505328	0.00000000	0.00000000	0.00000000	0.00000000	1.24505328	996.04267400

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/25 - 09/30/25	30	0.00	3,983.57	0.00	3,983.57	0.00	0.00	0.00	3,983.57	0.00
A-2	09/01/25 - 09/30/25	30	0.00	414,923.20	0.00	414,923.20	0.00	0.00	0.00	414,923.20	0.00
A-2A1	09/01/25 - 09/30/25	30	0.00	678,510.42	0.00	678,510.42	0.00	0.00	0.00	678,510.42	0.00
A-3	09/01/25 - 09/30/25	30	0.00	642,725.57	0.00	642,725.57	0.00	0.00	0.00	642,725.57	0.00
A-4	09/01/25 - 09/30/25	30	0.00	210,227.67	0.00	210,227.67	0.00	0.00	0.00	210,227.67	0.00
A-5	09/01/25 - 09/30/25	30	0.00	958,561.70	0.00	958,561.70	0.00	0.00	0.00	958,561.70	0.00
A-SB	09/01/25 - 09/30/25	30	0.00	44,441.28	0.00	44,441.28	0.00	0.00	0.00	44,441.28	0.00
A-S	09/01/25 - 09/30/25	30	0.00	509,069.24	0.00	509,069.24	0.00	0.00	0.00	509,069.24	0.00
B	09/01/25 - 09/30/25	30	0.00	219,335.84	0.00	219,335.84	0.00	0.00	0.00	219,335.84	0.00
C	09/01/25 - 09/30/25	30	0.00	200,170.93	0.00	200,170.93	0.00	0.00	0.00	200,170.93	0.00
D	09/01/25 - 09/30/25	30	0.00	73,766.67	0.00	73,766.67	0.00	0.00	0.00	73,766.67	0.00
E	09/01/25 - 09/30/25	30	12,978.93	35,126.67	0.00	35,126.67	(13,000.56)	0.00	0.00	48,127.23	0.00
F	09/01/25 - 09/30/25	30	67,661.12	31,944.66	0.00	31,944.66	(67,775.06)	0.00	0.00	99,719.72	0.00
G	09/01/25 - 09/30/25	30	67,657.55	31,942.97	0.00	31,942.97	(9,653.03)	0.00	0.00	41,596.00	58,118.46
H	09/01/25 - 09/30/25	30	60,142.03	28,394.69	0.00	28,394.69	28,394.69	0.00	0.00	0.00	88,638.00
J	09/01/25 - 09/30/25	30	60,142.03	28,394.69	0.00	28,394.69	28,394.69	0.00	0.00	0.00	88,638.00
K	09/01/25 - 09/30/25	30	333,922.45	63,524.01	0.00	63,524.01	63,524.01	0.00	0.00	0.00	398,008.80
X-A	09/01/25 - 09/30/25	30	0.00	515,084.87	0.00	515,084.87	0.00	0.00	0.00	515,084.87	0.00
X-B	09/01/25 - 09/30/25	30	0.00	25,728.73	0.00	25,728.73	0.00	0.00	0.00	25,728.73	0.00
X-D	09/01/25 - 09/30/25	30	0.00	82,805.45	0.00	82,805.45	0.00	0.00	0.00	82,805.45	0.00
X-FG	09/01/25 - 09/30/25	30	0.00	47,421.25	0.00	47,421.25	0.00	0.00	0.00	47,421.25	0.00
X-H	09/01/25 - 09/30/25	30	0.00	21,076.25	0.00	21,076.25	0.00	0.00	0.00	21,076.25	0.00
X-NR	09/01/25 - 09/30/25	30	0.00	68,227.60	0.00	68,227.60	0.00	0.00	0.00	68,227.60	0.00
RR	09/01/25 - 09/30/25	30	13,347.74	109,041.17	0.00	109,041.17	660.27	0.00	0.00	108,380.91	14,047.17
RR Interest	09/01/25 - 09/30/25	30	18,449.18	150,716.09	0.00	150,716.09	912.62	0.00	0.00	149,803.47	19,415.93
Totals			634,301.03	5,195,145.19	0.00	5,195,145.19	31,457.63	0.00	0.00	5,163,687.57	666,866.36

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information

Total Available Distribution Amount (1)	5,286,015.41
VRR Available Funds Amount	264,300.77
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,218,638.32	Master Servicing Fee	14,610.17
Interest Reductions due to Nonrecoverability Determination	(22,705.00)	Certificate Administrator Fee	6,320.40
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	737.77
ARD Interest	0.00	Operating Advisor Fee	1,150.92
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	368.88
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,195,933.32	Total Fees	23,478.14

Principal		Expenses/Reimbursements
Scheduled Principal	122,327.83	Reimbursement for Interest on Advances	850.88
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,916.67
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	122,327.83	Total Expenses/Reimbursements	8,767.55

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,163,687.57
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	122,327.84
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,286,015.41
Total Funds Collected	5,318,261.15	Total Funds Distributed	5,318,261.10

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,770,642,463.57	1,770,642,463.57	Beginning Certificate Balance	1,770,642,463.57
(-) Scheduled Principal Collections	122,327.83	122,327.83	(-) Principal Distributions	122,327.84
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,770,520,135.74	1,770,520,135.74	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,770,642,463.57	1,770,642,463.57	Ending Certificate Balance	1,770,520,135.73
Ending Actual Collateral Balance	1,770,538,401.74	1,770,538,401.74

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	582,847.40	0.00	UC / (OC) Change	(0.01)
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	582,847.40	0.00	Net WAC Rate	3.52%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,000,000.00	0.34%	75	3.4000	NAP	Defeased	1	6,000,000.00	0.34%	75	3.4000	NAP
	$9,999,999 or less	9	61,711,853.03	3.49%	56	4.0546	1.784413	1.79 or less	9	169,820,329.90	9.59%	70	4.0345	1.519596
$10,000,000 to $19,999,999		11	148,819,923.87	8.41%	74	3.4563	2.942902	1.8000000 to 2.099999	5	123,761,182.94	6.99%	36	4.2376	1.893613
$20,000,000 to $29,999,999		9	210,155,358.84	11.87%	78	3.6598	2.579625	2.1000000 to 2.299999	4	160,362,500.00	9.06%	25	3.4718	2.273501
$30,000,000 to $49,999,999		13	505,783,000.00	28.57%	66	3.3903	2.817475	2.3000000 to 2.599999	5	176,490,622.90	9.97%	52	3.4030	2.392248
	$50,000,000 or greater	11	838,050,000.00	47.33%	47	3.5714	3.865183	2.6000000 to 2.999999	9	289,175,000.00	16.33%	60	3.3811	2.797772
	Totals	54	1,770,520,135.74	100.00%	59	3.5368	3.261899	3.000000 or greater	21	844,910,500.00	47.72%	68	3.4285	4.339155
								Totals	54	1,770,520,135.74	100.00%	59	3.5368	3.261899
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	6,000,000.00	0.34%	75	3.4000	NAP	Oregon	2	23,900,000.00	1.35%	74	3.6410	3.210000
Alabama	1	1,827,826.44	0.10%	38	3.7330	3.550000	Pennsylvania	11	51,738,710.43	2.92%	74	3.5807	3.175772
Arizona	1	15,789,300.97	0.89%	75	3.7000	1.770000	Rhode Island	1	23,000,000.00	1.30%	74	3.7100	2.350000
Arkansas	2	959,302.33	0.05%	15	3.4530	2.440000	South Carolina	3	49,756,165.12	2.81%	25	3.8165	2.921761
California	2	165,000,000.00	9.32%	48	3.7846	7.370000	Tennessee	2	7,428,139.53	0.42%	15	3.7879	0.634985
Connecticut	4	38,383,965.82	2.17%	74	3.6392	2.098704	Texas	7	138,612,065.12	7.83%	74	3.3179	3.035632
Florida	4	56,240,855.97	3.18%	75	3.3914	2.889078	Utah	2	74,500,000.00	4.21%	15	4.3900	1.820000
Georgia	5	45,395,530.28	2.56%	68	4.0069	3.050169	Virginia	12	78,490,000.01	4.43%	52	3.2885	2.940359
Illinois	4	148,066,511.63	8.36%	19	3.4815	2.371750	Washington	2	66,148,613.19	3.74%	41	2.9677	2.423749
Indiana	3	10,331,060.78	0.58%	55	3.3953	3.137569	Washington, DC	1	39,818,000.00	2.25%	39	2.9410	3.080000
Kansas	1	1,037,790.70	0.06%	15	3.4530	2.440000	Wisconsin	4	11,855,439.05	0.67%	37	3.7245	3.516196
Kentucky	1	5,241,400.00	0.30%	75	3.0490	2.770000	Totals	171	1,770,520,135.74	100.00%	59	3.5368	3.261899
Louisiana	2	715,116.28	0.04%	15	3.4530	2.440000
									Property Type³
Maryland	1	75,000,000.00	4.24%	75	3.3900	2.810000
Massachusetts	2	101,495,436.76	5.73%	133	2.7972	3.483068		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Michigan	18	145,239,058.17	8.20%	42	3.7800	3.744765		Properties	Balance	Agg. Bal.			DSCR¹
Minnesota	3	17,547,124.92	0.99%	61	3.5541	2.766261	Defeased	1	6,000,000.00	0.34%	75	3.4000	NAP
Missouri	2	7,612,423.26	0.43%	59	3.1601	2.679267	Industrial	20	132,952,852.15	7.51%	61	3.7088	2.730357
Nevada	6	63,000,000.00	3.56%	75	4.2500	1.650000	Lodging	3	100,558,953.69	5.68%	27	4.8367	7.393327
New Jersey	1	60,000,000.00	3.39%	66	2.8380	3.520000	Mixed Use	7	192,085,358.84	10.85%	104	3.0282	3.558883
New Mexico	41	85,910,100.00	4.85%	75	3.7421	3.373456	Multi-Family	4	55,765,000.00	3.15%	67	3.9403	1.262200
New York	7	44,166,279.07	2.49%	72	3.1944	2.920197	Office	81	918,394,135.22	51.87%	48	3.5290	3.083303
North Carolina	4	26,552,510.31	1.50%	68	3.7526	2.184303	Other	5	25,695,000.00	1.45%	39	3.7780	3.980000
Ohio	6	82,167,223.57	4.64%	62	3.7232	2.286072	Retail	29	187,093,835.85	10.57%	69	3.4050	2.821701
Oklahoma	2	1,594,186.04	0.09%	15	3.4530	2.440000	Self Storage	21	151,975,000.00	8.58%	75	3.1946	2.843262
							Totals	171	1,770,520,135.74	100.00%	59	3.5368	3.261899

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,000,000.00	0.34%	75	3.4000	NAP	Defeased	1	6,000,000.00	0.34%	75	3.4000	NAP
	3.000% or less	11	435,818,000.00	24.62%	79	2.8512	3.988544	12 months or less	5	161,000,000.00	9.09%	108	2.8091	3.501180
	3.001% to 3.50%	10	450,418,122.90	25.44%	49	3.3194	2.613141	13 months or greater	48	1,603,520,135.74	90.57%	54	3.6103	3.237104
	3.50001% to 4.000%	24	624,274,389.06	35.26%	61	3.7724	2.940212	Totals	54	1,770,520,135.74	100.00%	59	3.5368	3.261899
	4.00001% or greater	8	254,009,623.78	14.35%	37	4.5225	3.951294
	Totals	54	1,770,520,135.74	100.00%	59	3.5368	3.261899
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	6,000,000.00	0.34%	75	3.4000	NAP	Defeased	1	6,000,000.00	0.34%	75	3.4000	NAP
	60 months or less	15	678,940,123.78	38.35%	26	3.7876	3.423797	Interest Only	43	1,560,005,500.00	88.11%	57	3.4814	3.417740
61 months to 84 months		35	984,580,011.96	55.61%	74	3.4410	3.125605	359 or greater	0	0.00	0.00%	0	0.0000	0.000000
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	Totals	54	1,770,520,135.74	100.00%	59	3.5368	3.261899
	120 months or greater	3	101,000,000.00	5.70%	133	2.7920	3.490000
	Totals	54	1,770,520,135.74	100.00%	59	3.5368	3.261899
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	6,000,000.00	0.34%	75	3.4000	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	51	1,744,480,135.74	98.53%	59	3.5349	3.281270
	13 months to 24 months	1	12,870,000.00	0.73%	75	3.7100	2.040000
	25 months or greater	1	7,170,000.00	0.40%	15	3.8000	0.570000
	Totals	54	1,770,520,135.74	100.00%	59	3.5368	3.261899
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
6	30508416	OF	Various	NM	Actual/360	3.807%	249,199.88	0.00	0.00	N/A	01/06/32	--	78,550,000.00	78,550,000.00	10/06/25
9	30508235	OF	Draper	UT	Actual/360	4.390%	272,545.83	0.00	0.00	N/A	01/06/27	--	74,500,000.00	74,500,000.00	10/06/25
14	30508305	RT	Leesburg	VA	Actual/360	3.170%	128,094.42	0.00	0.00	N/A	01/06/32	--	48,490,000.00	48,490,000.00	10/06/25
15	30508302	OF	Columbus	OH	Actual/360	3.830%	151,285.00	0.00	0.00	N/A	01/06/32	--	47,400,000.00	47,400,000.00	10/06/25
16	30508377	OF	Charleston	SC	Actual/360	3.990%	133,000.00	0.00	0.00	N/A	01/01/27	--	40,000,000.00	40,000,000.00	10/01/25
18	30508213	MF	Houston	TX	Actual/360	3.934%	124,583.32	0.00	0.00	N/A	12/06/31	--	38,000,000.00	38,000,000.00	10/06/25
22	30508368	IN	Various	Various	Actual/360	3.750%	89,000.00	0.00	0.00	N/A	01/01/32	--	28,480,000.00	28,480,000.00	10/01/25
24	30508300	OF	Malvern	PA	Actual/360	3.570%	72,894.94	0.00	0.00	N/A	01/06/32	--	24,502,500.00	24,502,500.00	10/06/25
26	30508299	MU	North Haven	CT	Actual/360	3.820%	69,716.31	40,051.39	0.00	N/A	01/06/32	--	21,900,410.23	21,860,358.84	10/06/25
29	30530187	OF	Highland Hills	OH	Actual/360	3.421%	63,466.68	0.00	0.00	N/A	01/06/30	--	22,262,500.00	22,262,500.00	10/06/25
30	30320622	SS	Miami	FL	Actual/360	3.530%	53,832.50	0.00	0.00	N/A	01/06/32	--	18,300,000.00	18,300,000.00	10/06/25
31	30508199	LO	Alpharetta	GA	Actual/360	4.052%	60,780.00	0.00	0.00	N/A	12/01/31	--	18,000,000.00	18,000,000.00	10/01/25
32	30508374	RT	Chandler	AZ	Actual/360	3.700%	48,774.55	29,473.56	0.00	N/A	01/06/32	--	15,818,774.53	15,789,300.97	10/06/25
33	30508346	SS	Various	PA	Actual/360	3.580%	39,081.67	0.00	0.00	N/A	01/06/32	--	13,100,000.00	13,100,000.00	10/06/25
34	30508342	OF	Raleigh	NC	Actual/360	3.710%	39,789.75	0.00	0.00	N/A	01/06/32	--	12,870,000.00	12,870,000.00	10/06/25
35	30508345	SS	Various	PA	Actual/360	3.580%	35,800.00	0.00	0.00	N/A	01/06/32	--	12,000,000.00	12,000,000.00	10/06/25
36	30508364	IN	Bloomington	MN	Actual/360	3.450%	31,938.06	18,266.00	0.00	N/A	01/06/32	--	11,108,888.90	11,090,622.90	09/06/25
37	30530186	OF	Chicago	IL	Actual/360	3.665%	31,060.88	0.00	0.00	N/A	01/06/32	--	10,170,000.00	10,170,000.00	10/06/25
38	30530190	MF	Killeen	TX	Actual/360	4.141%	28,710.93	0.00	0.00	N/A	01/06/32	--	8,320,000.00	8,320,000.00	10/06/25
39	30508424	OF	New Canaan	CT	Actual/360	3.740%	25,556.67	0.00	0.00	N/A	01/06/32	--	8,200,000.00	8,200,000.00	10/06/25
40	30530195	OF	Dublin	OH	Actual/360	4.340%	27,644.17	12,879.51	0.00	N/A	01/06/27	--	7,643,549.60	7,630,670.09	10/06/25
41	30508417	MU	Various	NY	Actual/360	3.870%	25,961.25	0.00	0.00	N/A	02/06/32	--	8,050,000.00	8,050,000.00	10/06/25
42	30530194	LO	McDonough	GA	Actual/360	5.135%	32,394.01	11,214.18	0.00	N/A	01/06/29	--	7,570,167.87	7,558,953.69	10/06/25
43	30508360	MF	Memphis	TN	Actual/360	3.800%	0.00	0.00	0.00	N/A	01/06/27	--	7,170,000.00	7,170,000.00	02/06/24
44	30508420	RT	Bronx	NY	Actual/360	3.610%	20,531.88	0.00	0.00	N/A	01/06/32	--	6,825,000.00	6,825,000.00	10/06/25
45	30508430	IN	Various	Various	Actual/360	3.800%	18,026.80	10,443.19	0.00	N/A	01/06/32	--	5,692,672.44	5,682,229.25	10/06/25
46	30508351	RT	San Diego	CA	Actual/360	3.400%	17,000.00	0.00	0.00	N/A	01/06/32	--	6,000,000.00	6,000,000.00	10/06/25
47	30508212	MF	Brooklyn	NY	Actual/360	3.750%	7,109.38	0.00	0.00	N/A	12/06/31	--	2,275,000.00	2,275,000.00	10/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
10A2-1	30320617	OF	Bellevue	WA	Actual/360	2.952%	159,900.00	0.00	0.00	N/A	02/06/29	--	65,000,000.00	65,000,000.00	10/06/25
11A1	30508376	OF	Las Vegas	NV	Actual/360	4.250%	141,666.67	0.00	0.00	N/A	01/06/32	--	40,000,000.00	40,000,000.00	10/06/25
11A2	30508379				Actual/360	4.250%	81,458.33	0.00	0.00	N/A	01/06/32	--	23,000,000.00	23,000,000.00	10/06/25
12A2	30320456	OF	Plainsboro	NJ	Actual/360	2.838%	112,337.50	0.00	0.00	N/A	04/06/31	--	47,500,000.00	47,500,000.00	08/06/25
12A3-1	30320457				Actual/360	2.838%	29,562.50	0.00	0.00	N/A	04/06/31	--	12,500,000.00	12,500,000.00	08/06/25
13A1	30320618	MU	Houston	TX	Actual/360	2.940%	134,750.00	0.00	0.00	N/A	01/06/32	--	55,000,000.00	55,000,000.00	10/06/25
17A2	30320619	OF	Washington	DC	Actual/360	2.941%	97,587.28	0.00	0.00	N/A	01/06/29	--	39,818,000.00	39,818,000.00	10/06/25
19A2	30508545	Various Various		Various	Actual/360	3.453%	86,325.00	0.00	0.00	N/A	01/01/27	--	30,000,000.00	30,000,000.00	10/01/25
1A5	30508291	OF	Chicago	IL	Actual/360	3.470%	216,848.13	0.00	0.00	N/A	01/01/27	--	75,000,000.00	75,000,000.00	10/01/25
1A6	30508292				Actual/360	3.470%	144,565.42	0.00	0.00	N/A	01/01/27	--	50,000,000.00	50,000,000.00	10/01/25
20A1	30508211	OF	Richmond	VA	Actual/360	3.480%	87,000.00	0.00	0.00	N/A	12/06/26	--	30,000,000.00	30,000,000.00	10/06/25
21A1	30530184	IN	Various	Various	Actual/360	3.733%	93,325.00	0.00	0.00	N/A	12/06/28	--	30,000,000.00	30,000,000.00	10/06/25
23A2C-2-2	30320620	OF	New York	NY	Actual/360	2.792%	29,780.91	0.00	0.00	N/A	01/09/32	--	12,800,000.00	12,800,000.00	10/09/25
23A4C-2-2	30320621				Actual/360	2.792%	28,384.93	0.00	0.00	N/A	01/09/32	--	12,200,000.00	12,200,000.00	10/09/25
25A2	30508194	RT	Tualatin	OR	Actual/360	3.641%	72,516.58	0.00	0.00	N/A	12/05/31	--	23,900,000.00	23,900,000.00	10/05/25
27A2	30320460	IN	Various	Various	Actual/360	3.855%	74,369.38	0.00	0.00	N/A	12/06/31	--	23,150,000.00	23,150,000.00	10/06/25
28A2	30508181	IN	Town of Burrillville	RI	Actual/360	3.710%	71,108.33	0.00	0.00	N/A	12/06/31	--	23,000,000.00	23,000,000.00	10/06/25
2A1-1	30508396	Various Detroit		MI	Actual/360	3.778%	393,541.67	0.00	0.00	N/A	01/01/29	--	125,000,000.00	125,000,000.00	10/01/25
3A-1	30508425	SS	Various	Various	Actual/360	3.049%	190,562.50	0.00	0.00	N/A	01/06/32	--	75,000,000.00	75,000,000.00	10/06/25
3A-2	30508426				Actual/360	3.049%	85,308.48	0.00	0.00	N/A	01/06/32	--	33,575,000.00	33,575,000.00	10/06/25
4A1-5	30320614	MU	Cambridge	MA	Actual/360	2.792%	107,026.67	0.00	0.00	N/A	11/06/36	--	46,000,000.00	46,000,000.00	10/06/25
4A1-6	30320615				Actual/360	2.792%	81,433.33	0.00	0.00	N/A	11/06/36	--	35,000,000.00	35,000,000.00	10/06/25
4A1-8	30320616				Actual/360	2.792%	46,533.33	0.00	0.00	N/A	11/06/36	--	20,000,000.00	20,000,000.00	10/06/25
5A1	30530192	OF	Los Angeles	CA	Actual/360	2.776%	208,200.00	0.00	0.00	N/A	01/06/32	--	90,000,000.00	90,000,000.00	10/06/25
7A1	30530193	LO	Palm Desert	CA	Actual/360	4.995%	312,187.50	0.00	0.00	N/A	01/06/27	--	75,000,000.00	75,000,000.00	10/06/25
8A1	30530183	RT	Glenarden	MD	Actual/360	3.390%	211,875.00	0.00	0.00	N/A	01/06/32	--	75,000,000.00	75,000,000.00	10/06/25
Totals							5,195,933.32	122,327.83	0.00				1,770,642,463.57	1,770,520,135.74
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
6	10,703,086.49	10,674,207.20	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	7,242,212.71	6,089,927.66	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	5,695,926.80	1,257,665.64	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,525,441.00	4,554,882.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	4,956,224.31	5,125,977.38	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,222,988.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	3,453,835.39	3,645,912.30	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	3,169,904.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,319,345.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,887,417.19	1,751,480.42	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,895,425.43	1,845,438.84	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	2,648,240.67	2,815,784.56	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,879,793.17	1,757,075.12	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,012,173.42	1,060,435.73	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,052,951.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,876,447.18	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,028,232.21	0.00	--	--	--	0.00	0.00	50,180.92	50,180.92	774.92	0.00
37	1,295,276.02	1,312,504.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	356,287.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	883,874.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	803,748.12	956,633.62	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	655,072.33	516,710.36	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,208,758.03	1,079,312.79	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	02/11/25	4,552,394.07	14,886.64	(50.85)	261,932.06	1,032,680.07	0.00
44	816,429.43	759,490.28	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	567,880.06	163,951.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	204,793.91	242,194.28	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
10A2-1	37,641,449.00	39,002,554.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1	8,448,531.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A2	8,448,531.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2	20,862,255.22	21,468,469.04	07/01/24	06/30/25	--	0.00	0.00	112,000.65	228,218.36	0.00	0.00
12A3-1	20,862,255.22	21,468,469.04	07/01/24	06/30/25	--	0.00	0.00	29,473.85	60,057.47	0.00	0.00
13A1	13,872,906.83	13,787,931.84	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17A2	10,243,682.25	9,425,660.28	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19A2	7,929,017.60	7,445,349.38	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A5	64,874,241.00	68,031,190.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A6	64,874,241.00	68,031,190.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20A1	6,249,638.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A1	6,880,983.29	1,751,930.76	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	18,282.63	0.00
23A2C-2-2	93,773,548.83	99,424,038.68	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23A4C-2-2	93,773,548.83	99,424,038.68	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25A2	7,733,224.95	7,654,135.08	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27A2	5,505,997.15	5,641,719.91	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28A2	5,683,544.01	5,805,918.91	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1-1	55,700,678.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-1	10,326,724.20	9,482,989.48	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-2	10,326,724.20	9,482,989.48	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1-5	78,866,375.00	80,260,914.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1-6	78,866,375.00	80,260,914.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1-8	78,866,375.00	80,260,914.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A1	35,914,495.82	33,603,948.92	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	41,351,235.92	65,828,967.49	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8A1	11,362,970.88	11,635,286.64	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	943,601,317.32	884,789,103.04				4,552,394.07	14,886.64	191,604.57	600,388.81	1,051,737.62	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	2	60,000,000.00	0	0.00	1	7,170,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536750%	3.520828%	59
09/17/25	2	60,000,000.00	0	0.00	1	7,170,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536776%	3.520854%	60
08/15/25	2	60,000,000.00	0	0.00	1	7,170,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536800%	3.520879%	61
07/17/25	0	0.00	0	0.00	3	67,170,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536823%	3.520903%	62
06/17/25	0	0.00	2	60,000,000.00	1	7,170,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536849%	3.520929%	63
05/16/25	0	0.00	2	60,000,000.00	1	7,170,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536872%	3.520952%	64
04/17/25	2	60,000,000.00	1	38,000,000.00	1	7,170,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536898%	3.520978%	65
03/17/25	2	60,000,000.00	0	0.00	2	45,170,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536921%	3.521002%	66
02/18/25	0	0.00	1	38,000,000.00	1	7,170,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536950%	3.521032%	67
01/17/25	1	38,000,000.00	0	0.00	1	7,170,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536973%	3.521055%	68
12/17/24	0	0.00	0	0.00	1	7,170,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.536997%	3.521079%	69
11/18/24	0	0.00	0	0.00	1	7,170,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537022%	3.521105%	70
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
36	30508364	09/06/25	0	B	50,180.92	50,180.92	774.92		11,108,888.90
43	30508360	02/06/24	19	6	(50.85)	261,932.06	2,080,077.73		7,170,000.00	05/07/24	5
12A2	30320456	08/06/25	1	1	112,000.65	228,218.36	0.00		47,500,000.00
12A3-1	30320457	08/06/25	1	1	29,473.85	60,057.47	0.00		12,500,000.00
Totals					191,604.57	600,388.81	2,080,852.65		78,278,888.90
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		389,300,670	382,130,670	7,170,000		0
25 - 36 Months		0	0	0		0
37 - 48 Months		267,376,954	267,376,954	0		0
49 - 60 Months		22,262,500	22,262,500	0		0
> 60 Months		1,091,580,012	1,031,580,012	60,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	1,770,520,136	1,703,350,136	60,000,000	0	7,170,000	0
Sep-25	1,770,642,464	1,703,472,464	60,000,000	0	7,170,000	0
Aug-25	1,770,756,791	1,703,586,791	60,000,000	0	7,170,000	0
Jul-25	1,770,870,735	1,703,700,735	0	0	67,170,000	0
Jun-25	1,770,991,925	1,703,821,925	0	60,000,000	7,170,000	0
May-25	1,771,105,081	1,703,935,081	0	60,000,000	7,170,000	0
Apr-25	1,771,225,511	1,666,055,511	60,000,000	38,000,000	7,170,000	0
Mar-25	1,771,337,884	1,666,167,884	60,000,000	0	45,170,000	0
Feb-25	1,771,472,921	1,726,302,921	0	38,000,000	7,170,000	0
Jan-25	1,771,584,463	1,726,414,463	38,000,000	0	7,170,000	0
Dec-24	1,771,678,899	1,764,508,899	0	0	7,170,000	0
Nov-24	1,771,779,652	1,764,609,652	0	0	7,170,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
18	30508213	38,000,000.00	38,000,000.00	60,200,000.00	10/13/21	2,108,412.50	1.39000	12/31/24	12/06/31	I/O
43	30508360	7,170,000.00	7,170,000.00	4,400,000.00	11/01/24	156,426.63	0.57000	09/30/23	01/06/27	I/O
Totals		45,170,000.00	45,170,000.00	64,600,000.00		2,264,839.13

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18	30508213	MF	TX	02/12/25	98
10/14/2025 - Loan was transferred to Special Servicing on 2/12/2025 due to a payment default. The loan was made current, and the loan is expected to return to master after three timely payments.

43	30508360	MF	TN	05/07/24	5

10/14/2025 - Loan transferred to SS on 5/7/2024 due to payment default and is next due for 3/6/2024. Loan is secured by 228-unit multifamily property in Memphis, TN. Receiver put in place on 7/30/2024. As of 6/30/2025, the property was 6%

occupied. Property was auctioned for sale on August 18-20. Sale closed 9/19/2025.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
12A2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	673.61	0.00	0.00	0.00
12A3-1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	177.27	0.00	0.00	0.00
18	0.00	0.00	7,916.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	22,705.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,916.67	0.00	0.00	0.00	0.00	22,705.00	850.88	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		31,472.55

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Supplemental Notes
None

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